Changes in working capital	12 Months Ended
Dec. 31, 2025
Changes In Working Capital [Abstract]
Change in working capital

28. Changes in working capital

For the years ended December 31	2025	2024
Increase in amounts receivable and other assets	$(5,238)	$(2,737)
Increase in inventory[1]	(569)	(1,128)
Increase in amounts payable and other liabilities[2]	15,209	3,639
Change in working capital	$9,402	$(226)
1.	Excludes depletion.
2.	Includes mark- to-market adjustments on stock-based compensation and DSUs as a result of increases in the Company’s share price.